Financial Data for Continuing Operations for Corporations Reportable Business Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenues	$ 3,818,749	$ 3,539,570	$ 2,957,951
Net sales	3,576,767	3,268,116	2,679,095
Gross profit (loss)	911,738	726,920	519,624
Selling, general and administrative expenses	241,606	210,754	168,102
Earnings (Loss) from operations	677,266	494,167	326,932
Assets employed	7,300,905	6,957,611	7,214,517
Depreciation, depletion and amortization	285,253	263,587	222,746
Total property additions	540,771	364,116	1,846,421
Property additions through acquisitions	133,636	40,350	1,602,860
Building Materials Business
Segment Reporting Information [Line Items]
Total revenues	3,561,691	3,293,691	2,701,249
Net sales	3,338,766	3,040,608	2,442,989
Gross profit (loss)	830,636	652,028	433,303
Selling, general and administrative expenses	165,588	163,568	133,508
Earnings (Loss) from operations	679,492	480,373	357,852
Assets employed	6,905,511	6,449,375	6,791,076
Depreciation, depletion and amortization	259,538	240,956	200,152
Total property additions	521,397	334,639	1,828,484
Property additions through acquisitions	133,636	40,350	1,602,860
Operating Segments | Mid-America Group | Building Materials Business
Segment Reporting Information [Line Items]
Total revenues	1,017,098	926,251	848,855
Net sales	945,123	851,854	770,568
Gross profit (loss)	306,560	257,002	215,245
Selling, general and administrative expenses	52,712	52,227	52,274
Earnings (Loss) from operations	258,422	207,619	170,513
Assets employed	1,406,526	1,304,574	1,290,833
Depreciation, depletion and amortization	64,295	61,693	63,294
Total property additions	152,014	77,640	76,753
Property additions through acquisitions	1,524	4,385
Operating Segments | Southeast Group | Building Materials Business
Segment Reporting Information [Line Items]
Total revenues	321,078	304,472	274,352
Net sales	304,451	285,302	254,986
Gross profit (loss)	57,286	34,359	10,286
Selling, general and administrative expenses	17,245	18,353	17,812
Earnings (Loss) from operations	41,653	16,712	(5,685)
Assets employed	594,967	583,369	604,044
Depreciation, depletion and amortization	30,590	31,644	31,955
Total property additions	30,588	12,155	23,326
Operating Segments | West Group | Building Materials Business
Segment Reporting Information [Line Items]
Total revenues	2,223,515	2,062,968	1,578,042
Net sales	2,089,192	1,903,452	1,417,435
Gross profit (loss)	466,790	360,667	207,772
Selling, general and administrative expenses	95,631	92,988	63,422
Earnings (Loss) from operations	379,417	256,042	193,024
Assets employed	4,904,018	4,561,432	4,896,199
Depreciation, depletion and amortization	164,653	147,619	104,903
Total property additions	338,795	244,844	1,728,405
Property additions through acquisitions	132,112	35,965	1,602,860
Operating Segments | Magnesia Specialties
Segment Reporting Information [Line Items]
Total revenues	257,058	245,879	256,702
Net sales	238,001	227,508	236,106
Gross profit (loss)	89,603	79,057	84,352
Selling, general and administrative expenses	9,617	9,408	9,775
Earnings (Loss) from operations	79,306	69,301	74,564
Assets employed	150,969	147,795	150,359
Depreciation, depletion and amortization	12,865	13,769	10,394
Total property additions	8,944	8,916	2,588
Corporate
Segment Reporting Information [Line Items]
Gross profit (loss)	(8,501)	(4,165)	1,969
Selling, general and administrative expenses	66,401	37,778	24,819
Earnings (Loss) from operations	(81,532)	(55,507)	(105,484)
Assets employed	244,425	360,441	273,082
Depreciation, depletion and amortization	12,850	8,862	12,200
Total property additions	$ 10,430	$ 20,561	$ 15,349